Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (28,974)	$ (61,982)	$ (444,116)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Goodwill impairment			386,154
Impairment of other long-lived assets	3,865	1,447	6,985
Depreciation and amortization	59,769	56,096	49,560
Stock-based compensation	33,461	30,977	20,204
Foreign currency transaction loss (gain)	9,090	3,446	(8,718)
Gain from step acquisition		(14,400)
Gain from deconsolidation of subsidiary	(39,136)
Share in net (profits) losses of associated companies	5,726	(949)	3,939
Revaluation of investments	3,778	(1,301)
Revaluation of contingent consideration	(15,805)
Deferred income taxes, net and uncertain tax positions	926	(12,380)	(20,299)
Other non-cash items, net	(2,778)	2,914	(2,552)
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(28,877)	(25,003)	29,465
Inventories	(87,337)	(53)	37,120
Other current assets and prepaid expenses	5,758	(14,976)	10,147
Other non-current assets	4,472	10,460	8,968
Accounts payable	19,614	28,492	(24,534)
Other current liabilities	(17,707)	38,952	(10,033)
Deferred revenues	6,577	8,872	(6,398)
Other non-current liabilities	(7,827)	(14,788)	(10,903)
Net cash provided by (used in) operating activities	(75,405)	35,824	27,802
Cash flows from investing activities
Cash paid for business combinations, net of cash acquired		(20,553)	(29,115)
Purchase of property and equipment	(13,635)	(24,981)	(26,943)
Investments in short-term bank deposits	(479,852)	(361,000)	(27,000)
Proceeds from short-term bank deposits	561,485	129,000	28,300
Proceeds from sale of equity method investment			3,175
Net proceeds from divestitures of subsidiaries and associated companies			1,000
Investments in non-marketable equity securities	(69,148)	(11,779)
Purchase of intangible assets	(6,117)	(1,770)	(2,070)
Other investing activities	54	(82)	28
Net cash used in investing activities	(7,213)	(291,165)	(52,625)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs		218,850
Proceeds from exercise of stock options	266	8,055	228
Payment of contingent consideration	(2,754)
Other financing activities	(281)	406
Net cash provided by (used in) financing activities	(2,769)	227,311	228
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(7,220)	(893)	3,214
Net change in cash, cash equivalents and restricted cash	(92,607)	(28,923)	(21,381)
Cash, cash equivalents and restricted cash, beginning of year	243,293	272,216	293,597
Cash, cash equivalents and restricted cash, end of year	150,686	243,293	272,216
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	150,470	243,179	272,092
Restricted cash included in other current assets	216	114	124
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	150,686	243,293	272,216
Supplemental disclosure of cash flow information
Income taxes, net of tax refunds	12,550	2,418	1,140
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	9,212	2,673	4,138
Transfer of fixed assets to inventories	123	977	410
Contingent consideration		17,985	37,400
Right-of-use assets obtained in exchange for new operating lease liabilities	12,057	5,955	10,008
Issuance of Common stock under employee stock purchase plan	2,978
Issuance of shares as part of Origin acquisition (Refer to Note 2)			$ 26,636